Net gain (loss) on financial instruments designated at fair value through profit or loss(IFRS9)	12 Months Ended
Dec. 31, 2019
Net gain (loss) on financial instruments designated at fair value through profit or loss(IFRS9) [Abstract]
Net gain (loss) on financial instruments designated at fair value through profit or loss(IFRS9)

36.	Net gain (loss) on financial instruments designated at fair value through profit or loss (IFSR9)

Net gain (loss) on financial instruments designated at fair value through profit or loss for the years ended December 31, 2018 and 2019 are as follows:

	2018		2019
Financial assets designated at fair value through profit or loss:
Equity securities:
Loss on sale	~~W~~	(4,737)	—
Financial liabilities designated at fair value through profit or loss:
Borrowings:
Gain (loss) on valuation		382,667	(33,871)
Loss on sale and redemption		(404,573)	(812,175)

	~~W~~	(26,643)	(846,046)